Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 7 — Stock-Based Compensation

During the three and six months ended June 30, 2021, selling, general and administrative expenses included $1,292,604 and $1,321,428 of stock-based compensation expense, respectively.

During the three and six months ended June 30, 2021, the Company capitalized $417,182 of stock-based compensation expense, associated with awards issued to consultants who are directly associated with and who devote time to our internal-use software.

Equity Incentive Plan

In October 2020, in connection with the Business Combination, the Company’s stockholders approved the PARTS iD, Inc. 2020 Equity Incentive Plan (the “2020 EIP”).  There are 4,904,596 shares of Class A common stock available for issuance under the 2020 EIP. The 2020 EIP became effective immediately upon the closing of the Business Combination.

The 2020 EIP provides for the grant of stock options, including incentive stock options, non-qualified stock options, restricted stock, dividend equivalents, stock payments, restricted stock units, performance shares, other incentive awards, stock appreciation rights, and cash awards (collectively “awards”). The awards may be granted to employees and consultants of the Company’s affiliates and subsidiaries.

Beginning in January 2021, the Company has granted both restricted stock units (“RSUs”) and restricted performance-based stock units (“PSUs”) as described below.

Restricted Stock Units

The following table summarizes the activity related to RSUs during the six months ended June 30, 2021:

		Weighted
	Restricted	Average
	Stock	Grant Date
	Units	Fair Value
Balance at January 1, 2021	-	$-
Granted	2,346,381	$6.54
Balance at June 30, 2021	2,346,381	$6.54

The Company has granted RSUs that vest over a specified period, generally up to three years from the date of grant. Of the 2,346,381 RSUs granted during the six months ended June 30, 2021, 106,806 RSUs were granted to directors, of which 49,994 will vest on November 20, 2021 and the balance of 56,812 will vest on the earlier of June 8, 2022 or the date of the 2022 annual meeting of stockholders. The remaining 2,239,575 RSUs granted during the six months ended June 30, 2021 were to various employees and consultants and will vest in equal installments on November 20, 2021, 2022 and 2023. The Company recognized $1,438,344 and $1,467,168 of stock-based compensation expense associated with RSUs for the three and six months ended June 30, 2021, respectively. As of June 30, 2021, approximately $13.9 million of unamortized stock-based compensation expense was associated with outstanding RSUs, which is expected to be recognized over a remaining weighted average period of 2.3 years.

Performance Based Restricted Stock Units

The following table summarizes the activity related to PSUs during the six months ended June 30, 2021:

PSU Type	Balance of PSUs at January 01, 2021	Units Granted	Weighted Average grant date fair value	Balance of PSUs at June 30, 2021
PSUs subject to Net Revenue	-	498,000	$8.02	498,000
PSUs subject to Cash Flow	-	124,500	$6.04	124,500
Total	-	622,500		622,500

During the six months ended June 30, 2021, the Company granted 622,500 PSUs to several employees and consultants that contain both service and performance-based vesting conditions. The PSUs will vest in March 2024 based upon the level of achievement of several Company-specific operational performance milestones for the three years ended December 31, 2023, as determined by the Compensation Committee of the Company.

Of the 622,500 PSUs granted, 80%, or 498,000 PSUs, include net revenue performance-based vesting conditions that were established at the grant date. The remaining 20%, or 124,500 PSUs, granted are subject to cash flow performance-based vesting conditions, of which certain thresholds had not been established as of June 30, 2021. As a result, the service inception date of these remaining PSUs precedes the grant date associated with these PSUs and the recognition of compensation expense is based upon the fair value of these PSUs at June 30, 2021. See “Stock Compensation Policy” in Note 2 for more information.

During the three and six months ended June 30, 2021, the Company recognized stock-based compensation expense associated with PSUs of $271,442 and $271,442, respectively. As of June 30, 2021, approximately $4.5 million of unamortized stock-based compensation expense was associated with outstanding PSUs, which is expected to be recognized over a weighted average period of 2.5 years.

Note 9 — Stock-Based Compensation

Equity Incentive Plan

In October 2020, in connection with the Business Combination, the Company’s stockholders approved the PARTS iD, Inc. 2020 Equity Incentive Plan (the “2020 EIP”). There are 4,904,596 shares of Class A common stock available for issuance under the 2020 EIP. The 2020 EIP became effective immediately upon the closing of the Business Combination. As of December 31, 2020, no awards had been made under the 2020 EIP.

Employee Stock Purchase Plan

In October 2020, in connection with the Business Combination, the Company’s stockholders approved the PARTS iD, Inc. 2020 Employee Stock Purchase Plan (the “2020 ESPP”). There are 2,043,582 shares of Class A common stock available for issuance under the 2020 ESPP. The 2020 ESPP became effective immediately upon the closing of the Business Combination. As of December 31, 2020, no shares had been issued under the 2020 ESPP.